                                                                                         --------------------------

      OMB APPROVAL

      --------------------------

OMB Number: 3235-0582

Expires: January 31, 2015

Estimated average burden

hours per response 7.2

---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

  (Address of principal executive offices) (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Alternative Strategies Fund										Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Steadfast Income REIT	N/A	N/A	August 7, 2013	Annual

7132125508642: For the election of Rodney F. Emery, Ella Shaw Neyland, Scot B. Barker, Larry H. Dale, Kerry D. Vandell, Ned Brines and James A. Shepherdson to serve as Directors until the Annual Meeting of Stockholders of Steadfast Income REIT, Inc. to be held in the year 2014 and until their successors are elected and qualified.

							Management	Y	FOR ALL	FOR ALL
2	Steadfast Income REIT	N/A	N/A	August 7, 2013	Annual	7132125508642: Ratification of the appointment of Ernst & Young LLP to act as independent registered public accounting firm for the fiscal year ending December 31, 2013.	Management	Y	FOR	FOR
3	Hines Global REIT, Inc.	N/A	N/A	September 20, 2013	Annual	344700202: Election of the Nominees (01) Jeffrey C. Hines (02) Colin P. Shepherd (03) Charles M. Baughn (04) Jack L. Farley (05) Thomas L. Mitchell (06) John S. Moody (07) Peter Sharper	Management	Y	FOR ALL	FOR ALL
4	Hines Global REIT, Inc.	N/A	N/A	September 20, 2013	Annual	344700202: Approval of the appointment of Deliotte& Touche LLP as Independent registered public accounting firm for 2013	Management	Y	FOR	FOR
5	Hines Global REIT, Inc.	N/A	N/A	September 20, 2013	Annual

344700202: Approval of an ammendment to our articles of amendment and reinstatement of our articles of incorporation (the "Charter") to provide for the retention of records and obtaining insuranc in connection with our investments in mortgages.

							Management	Y	FOR	FOR
6	Hines Global REIT, Inc.	N/A	N/A	September 20, 2013	Annual	344700202: Approval of an ammednment to our Charter to remove the limitation relating to access to our stockholder list in connection with a mini-tender or tender offer.	Management	Y	FOR	FOR
7	Hines Global REIT, Inc.	N/A	N/A	September 20, 2013	Annual	344700202: Approval of an amendment to our Charter to eliminate the Company's ability to redeem securities held and obtained by persons or entities ("Persons") who make a non-compliant tender offer.	Management	Y	FOR	FOR
8	Walton Land Fund 2, LP	N/A	N/A	July 30th,2013	Special

02041003534: The Proposal (the "Proposal"), the text of which is set out in Exhibit A to the proxy information statement and the appendices thereto dated June 7th, 2013 (the "Proxy Information Statement") accompanying this Proxy Card, to approve the acceptance of the offer set forth in that certain purchases and sale agreement ( the "Agreement") by and among WUSF 2 Bonterra, LLC, a wholly owned subsidiary of the Partnership, and Walton North Carolina, LLC, a wholly-owned subsidiary of Walton International Group (USA), Inc. ("Walton USA"), as sellers, and WB Village, LP, an affiliate of Walton USA, as purchaser, including, without limitation, the sale by the Pertnership of its entire right, title, and interest in and to the Bonterra Property, subject to all of the terms and conditions of the Agreement, all as more particularly described in the Proxy Information Statement.

							Management	Y	FOR	FOR
9	Eneterprise Products Partners LP	EPD	293792107	September 30th, 2013	Special	041049570226: 1) Proposal to approve the Amendment and Restatement of the 2008 Enterprise Product Long Term Incentive Plan	Management	Y	AGAINST	AGAINST
10	Eneterprise Products Partners LP	EPD	293792107	September 30th, 2013	Special	041049570226: 1) Proposal to approve the Amendment and Restatement of the EPD Unti Purchase Plan	Management	Y	AGAINST	AGAINST
11	Prospect Capital Corporation	PSEC	74348T102	December 06,2013	Annual	264448735610 Directors recommend: A Vote for the election of the following nominees 1.-01- Eugene S. Stark 02.-John F. Barry III	Management	Y	FOR ALL	FOR
12	Prospect Capital Corporation	PSEC	74348T102	December 06,2013	Annual	264448735610 To ratify the selection of BDO USA LLP to serve as the Conpany's Independent Registered Public Accounting firm for the fiscal year ending June 30,2014.	Management	Y	FOR	FOR
13	Prospect Capital Corporation	PSEC	74348T102	December 06,2013	Annual

264448735610 To authorize the Company, with approval of its Board of Directors, to sell shares of its common stock( During the next 12 months) at a price  or prices below the Company's Net Asset Value per share in one or more offerings subject to certain conditions as set forth in the accompanying Proxy Statement, all as more fully described in the proxy statement.

							Management	Y	FOR	FOR
14	Griffin Healthcare REIT	N/A	N/A	December 5th, 2013	Annual

7212527908690 For the election of (01) Jeffrey T. Hanson, (02) Danny Prosky, (03)
Patrick R. Leardo, (04) Gerald W. Robinson, and (05) Gary E. Stark to
serve as Directors until the Annual Meeting of Stockholders of Griffin-
American Healthcare REIT II, Inc. to be held in the year 2014 and until his successor is duly elected and qualifies.

							Management	Y	FOR ALL	FOR ALL
15	Griffin Healthcare REIT	N/A	N/A	December 5th, 2014	Annual	7212527908690 For the amendment and restatement of the company's charter.	Management	Y	FOR	FOR
16	Griffin Healthcare REIT	N/A	N/A	December 5th, 2015	Annual	7212527908690 For the ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2013.	Management	Y	FOR	FOR
17	PennantPark Floating Rate Capital LTD	PFLT	70806A106	February 4th, 2014	Special

274447906314 To consider and vote upon a proposal to authoriza flexibilty for the Company, with approval of the Company's Board of Directors, to sell shares of the Company's common stock (during the next 12 months) at a price below the then current net asset value per share, subject to certain limitations described in the joint proxy statement

							Management	Y	FOR	FOR
18	PennantPark Investment Corporation	PNNT	708062104	February 4th, 2014	Special

176308960622 To consider and vote upon a proposal to authorize flexibilty for the Company, with the approval of the Company's Board of Directors, to sell shares of the Company common stock (during the next 12 months) at a price below the then-current net asset value per share, subject to certain limitations described in the joint proxy statement

							Management	Y	FOR	FOR
19	PennantPark Floating Rate Capital LTD	PFLT	70806A106	February 4th, 2014	Annual	176308787539: 1. Election of Directors 01. Arthur H. Penn	Management	Y	FOR	FOR
20	PennantPark Floating Rate Capital LTD	PFLT	70806A106	February 4th, 2014	Annual	176308787539: To ratify the selection of McGladrey LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2014.	Management	Y	FOR	FOR
21	PennantPark Investment Corporation	PNNT	708062104	February 4th, 2014	Annual	545895655684: Election of Director 01. Marshall Brozost 02. Samuel L. Katz	Management	Y	FOR ALL	FOR ALL
22	PennantPark Investment Corporation	PNNT	708062104	February 4th, 2014	Annual	545895655684:To ratify the selection of McGladrey LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2014.	Management	Y	FOR	FOR
23	Healthcare Trust of America, Inc.	HTA	42225P105	March 10,2014	Special

562764380690:  Approval of Modification of Director Voting Standards- To approve the amendment and restatement of Healthcare Trust of America Inc's Charter to modify Director voting standards in the form of the Fifth Articles of Amendment and restatement

							Management	Y	FOR	FOR
24	Healthcare Trust of America, Inc.	HTA	42225P105	March 10,2014	Special

562764380690:  Approval of elimination of certain other provisions- to approve the amendment and restatement of Healthcare Trust of Amerca Inc's charter to eliminate provisions from the now inapplicable guidelines of the North American Securities Administrators Association statement of policy regarding real estate investment guidelines

							Management	Y	FOR	FOR
25	American Capital Agency Corp.	AGNC	02503X105	April 22,2014	Annual

287616266243  1.Election of Directors Nominees 01. Robert M. Couch 02. Morris A. Davis 03. Randy E. Dobbs 04. Larry K. Harvey  05. Prue B. Larocca 06. Alvin M. Puryear 07. Malon Wilkus  08. John E. Erickson 09. Samuel A. Flex

							Management	Y	FOR ALL	FOR ALL
26	American Capital Agency Corp.	AGNC	02503X105	April 22,2014	Annual	287616266243 Ratification of appointment of Ernst & Young LLP as our independent public accountant for the year ending December 31,2014	Management	Y	FOR	FOR
27	Corporate Capital Trust	N/A	N/A	May 8, 2014	Annual

899135477945 Election of two directors, each for a three-year term expiring at the 2017 annual meeting of stockholders and until their successors are duly elected and qualifiy.  Nominess 1) Erik A. Falk 2) James H. Kropp

							Management	Y	FOR ALL	FOR ALL
28	Corporate Capital Trust	N/A	N/A	May 8, 2014	Annual	899135477945 Ratification and appointment of Deliotte & Touche LLP as the Company's independent registered public accounting firm for 2014	Management	Y	FOR	FOR
29	New York Mortgage Trust, Inc.	NYMT	649604501	May 14, 2014	Annual	895686010715 Election of Directors: Nominees 01. David R. Brock 02. Alan L. Hainey 03. Steven R. Mumma 04. Douglas E. Neal 05. Steven G. Norcutt	Management	Y	FOR ALL	FOR ALL
30	New York Mortgage Trust, Inc.	NYMT	649604501	May 14, 2014	Annual	895686010715 Advisory vote to approve named executive officer compensation	Management	Y	FOR	FOR
31	New York Mortgage Trust, Inc.	NYMT	649604501	May 14, 2014	Annual

895686010715 To consider and act upon a proposal to ratify, confirm, and approve the selection of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014

							Management	Y	FOR	FOR
32	Armour Residential REIT	ARR	42315101	May 8, 2014	Annual

297891196186 A vote for the following nominees 01. Scott J. Ulm 02. Jeffrey J Zimmer 03. Daniel C. Staton 04. Mrc H. Bell 05. Carolyn Downey 06. Thomas K. Guba 07. Robert C. Hain 08. John P. Hollihan, III 09. Stewart J. Paperin

							Management	Y	FOR ALL	FOR
33	Armour Residential REIT	ARR	42315101	May 8, 2014	Annual

297891196186 To approve an amendment to Armour's Amended and Restated 2009 Stock Incentive Plan to increase the aggregate number of shares of common stock authorized for issuance thereunder from 2,000,000 shares to 15,000,000

							Management	Y	ABSTAIN	AGAINST
34	Armour Residential REIT	ARR	42315101	May 8, 2014	Annual	297891196186 To ratify the appointment of Deloitte & Touche LLP as Armour's independent registered certified public accountants for fiscal year 2014	Management	Y	FOR	FOR
35	Solar Capital LTD	SLRC	83413U100	May 6, 2014	Annual	072501024859 A Vote for Election of the following Nominees 01. Bruce Spohler 02. Steven Hochberg	Management	Y	FOR ALL	FOR ALL
36	Solar Capital LTD	SLRC	83413U100	May 6, 2014	Annual

72501024859 To approve a proposal to authorize Solar Capital LTD to sell shares of its common stock at a price or prices below Solar Capital LTD's then current net asset value per share in one or more offerings, in each case subject to the approval of its Board of Directors and in compliance with the conditions set forth in the proxy statement pertaining thereto.

							Management	Y	FOR	FOR
37	Solar Senior Capital, LTD	SUNS	83416M105	May 6, 2014	Annual	072501025982 A Vote for Election of the following Nominees 01. Michael S. Gross 02. Leonard A. Potter	Management	Y	FOR ALL	FOR ALL
38	Solar Senior Capital, LTD	SUNS	83416M105	May 6, 2014	Annual

072501025982 To approve a proposal to authorize Solar Capital LTD to sell shares of its common stock at a price or prices below Solar Senior Capital LTD's then current net asset value per share in one or more offerings, in each case subject to the approval of its Board of Directors and in compliance with the conditions set forth in the proxy statement pertaining thereto.

							Management	Y	FOR	FOR
39	Hatteras Financial Corp	HTS	41902R103	May 7, 2014	Annual	294606927077 Election of Directors: Nominess 01. Michael R. Hough 02. Benjamin M Hough 03. David W. Berson 04. Ira G. Kawaller 05. Jeffrey D. Miller 06. Thomas D Wren	Management	Y	FOR ALL	FOR ALL
40	Hatteras Financial Corp	HTS	41902R103	May 7, 2014	Annual	294606927077 To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the year ending December 31, 2014	Management	Y	FOR	FOR
41	Hatteras Financial Corp	HTS	41902R103	May 7, 2014	Annual	294606927077 To approve, by non-binding vote, executive compensation.	Management	Y	FOR	FOR
42	Corporate Capital Trust	N/A	N/A	May 8, 2014	Annual

899235477945 Election of two directors, each for a three-year term expiring at the 2017 annual meeting of stockholders and until their successors are duly elected and qualifiy.  Nominess 1) Erik A. Falk 2) James H. Kropp

							Management	Y	FOR ALL	FOR ALL
43	Corporate Capital Trust	N/A	N/A	May 8, 2014	Annual	899235477945 Ratification and appointment of Deliotte & Touche LLP as the Company's independent registered public accounting firm for 2014	Management	Y	FOR	FOR
44	Annaly Capital Management	NLY	35710409	May 22, 2014	Annual	690462647545: Election of the Board of Directors: Nominees 1a. Jonathan D. Green 1b. John H. Schaefer 1c. Francina J. Bovich	Management	Y	FOR ALL	FOR ALL
45	Annaly Capital Management	NLY	35710409	May 22, 2014	Annual	690462647545: The proposal to approve a non-binding advisory resolution on executive compensation.	Management	Y	FOR	FOR
46	Annaly Capital Management	NLY	35710409	May 22, 2014	Annual	690462647545: Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the Company for the 2014 fiscal year.	Management	Y	FOR	FOR
47	Arlington Asset Investment Corp.	AI	41356205	June 11th, 2014	Annual	88217446327: Election of Directors 01. Eric F. Billings 02. Daniel J. Altobello 03. Daniel E. Berge 04. David W. Faeder 05. Peter A. Gallagher 06. Ralph S. Michael, III 07. J. Rock Tonkel, Jr.	Management	Y	FOR ALL	FOR ALL
48	Arlington Asset Investment Corp.	AI	41356205	June 11th, 2014	Annual	88217446327: Approval of the Company's 2014 Long Term Incentive Plan	Management	Y	FOR	FOR
49	Arlington Asset Investment Corp.	AI	41356205	June 11th, 2014	Annual	88217446327: Advisory Approval of the Compensation of the Company's named executive officers.	Management	Y	FOR	FOR
50	Arlington Asset Investment Corp.	AI	41356205	June 11th, 2014	Annual	88217446327: Ratification of the appointment of Price Waterhaouse Cooper, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31st, 2014.	Management	Y	FOR	FOR
51	The Cushing Total Return MLP Fund	SRV	231631102	May 21 2014	Annual	7966865050300: Directors: Nominees 1A-01 Brian R. Bruce	Management	Y	FOR	FOR
52	Markwest Energy Partners	MWE	570759100	June 6, 2014	Annual

118141584946  Election of Directors: Nomiees 01. Frank M. Semple 02. Donald D. Wolf 03. W.A. Bruckmann III 04. Michael  L. Beatty 05. Charles K. Dempster 06. Donald C. Hepperman 07. Randall J. Larson 08. Anne E. Fox Mounsey  09. William P. Nicoletti

							Management	Y	FOR	FOR
53	Markwest Energy Partners	MWE	570759100	June 6, 2014	Annual

118141584946  To Approve on an advisory basis, the compensation of the Partnership's named executive officers as described in the Partnership's Proxy Statement for the 2014 Annual Meeting off common unit holders

							Management	Y	ABSTAIN	AGAINST
54	Markwest Energy Partners	MWE	570759100	June 6, 2014	Annual	118141584946 Ratification of Deloitte & Touche LLP as the Partnership['s independent registered public accountants for the fiscal year ending December 31st, 2014	Management	Y	FOR	FOR
55	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001183220 Election of Directors 01 Jeffrey S. Edison 02. William Kahane 03. Leslie Chao 04. Paul J. Massey, Jr. 05. Stephen Quazzo	Management	Y	FOR ALL	FOR ALL
56	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual

33060001183220  Eliminate certain provision of our charter that had previously been required by state securities administrators in connection with our initial public offering or that relate to such required provisions.

							Management	Y	FOR	FOR
57	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001183220 Add language to specify that the charter provision regarding the requirements of temder offers will only apply until we list our shares on a national securities exchange	Management	Y	FOR	FOR
58	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001183220 Add a provision that enables us to declare and pay a dividend of one class of our stock to the holders of shares of another class of stock.	Management	Y	FOR	FOR
59	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001183220 To approve an adjournment of the annual meeting to solicit additional proxies if necessary.	Management	Y	FOR	FOR
60	Kayne Anderson MLP Investment Co	KYN	486606106	June 18th, 2014	Annual	814117551248 The election of one class I Director for a term of three years and until his successor is elected and qualified 01. Gerald I. Isenberg	Management	Y	FOR	FOR
61	Kayne Anderson MLP Investment Co	KYN	486606106	June 18th, 2014	Annual	814117551248 The ratification of the selection of PriceWaterhouse Cooper LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30 2014	Management	Y	FOR	FOR
62	Kayne Anderson Energy Total Return	KYE	48660P104	June 18th, 2014	Annual	814117554537 The election of one class I Director for a term of three years and until his successor is elected and qualified 01. Gerald I. Isenberg	Management	Y	FOR	FOR
63	Kayne Anderson Energy Total Return	KYE	48660P104	June 18th, 2014	Annual	814117554537 The ratification of the selection of PriceWaterhouse Cooper LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30 2014	Management	Y	FOR	FOR
64	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001049338 Election of Directors 01 Jeffrey S. Edison 02. William Kahane 03. Leslie Chao 04. Paul J. Massey, Jr. 05. Stephen Quazzo	Management	Y	FOR	FOR
65	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual

333060001049338  Eliminate certain provision of our charter that had previously been required by state securities administrators in connection with our initial public offering or that relate to such required provisions.

							Management	Y	FOR	FOR
66	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001049338 Add language to specify that the charter provision regarding the requirements of temder offers will only apply until we list our shares on a national securities exchange	Management	Y	FOR	FOR
67	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	33060001049338 Add a provision that enables us to declare and pay a dividend of one class of our stock to the holders of shares of another class of stock.	Management	Y	FOR	FOR
68	Philips Edison ARC Shopping Center REIT	N/A	N/A	July 9th, 2014	Annual	333060001049338 To approve an adjournment of the annual meeting to solicit additional proxies if necessary.	Management	Y	FOR	FOR
69	FS Investment Corporation	FSIC	302635107	July 17th, 2014	Special

813585993685: To authorize flexibility fot the Company, with the approval of the Company's board of directors, to offer and sell shares of the Company's common stock,during the 12 months following stockholder approval, at a price below the then -current net asset value per share, subject to certain limitations described in the proxy statment.

							Management	Y	FOR	FOR
70	FS Investment Corporation	FSIC	302635107	July 17th, 2014	Special

813585993685: To approve an amended and restated investment advisory agreement between the Compnay and its investment advisor, which will become effective upon shareholder approval.  In order to (i) change the structure of the subordinated incentive fee on income payable to the investment adviser in manner that would reduce the "hurdle rate" required for the investment adviser to earn, and be paid, the subordinated incentive fee on ioncome, and (ii) reduce the base management fee payable by the Company to its investment adviser.

							Management	Y	FOR	FOR
71	Steadfast Income REIT	N/A	N/A	August 5, 2014	Annual

300700110039 80 :1  For the election of Rodney F. Emery, Ella S. Neyland, Scot B. Barker, Larry H. Dale, Kerry D. Vandell, Ned W. Brines, and James A. Shepherdson to serve as Directors until the Annual Meeting of Stockholders of Steadfast Income REIT, Inc. to be held in the year 2016 and until their successors are elected and qualified.

							Management	Y	FOR ALL	FOR ALL
72	Steadfast Income REIT	N/A	N/A	August 5, 2014	Annual	300700110039 80 :2 Ratfication of the appointment of Ernst & Young LLP to act as the Company's Independent registered public accounting firm for the fiscal year ending December 31,2014.	Management	Y	FOR	FOR
73	Steadfast Income REIT	N/A	N/A	August 5, 2014	Annual

300700110039 80 : 3A. Remove a provision that allows us to redeem securities held by any stockholder if such stockholder initiates a tender offer for our securities without complying with certain procedures required by our Charter

							Management	Y	ABSTAIN	AGAINST
74	Steadfast Income REIT	N/A	N/A	August 5, 2014	Annual

300700110039 80 : 3.B. Remove language from Section 9.2 (Certain Permitted Investments) and Section 9.3 (Investment Limitations) that such provisions apply only until such time as the common stock of the Company is Listed (as defined in the Charter)

							Management	Y	FOR	FOR
75	Steadfast Income REIT	N/A	N/A	August 5, 2014	Annual	300700110039 80 : 3c. Make certain conforming, clarifying and ministerial changes.	Management	Y	FOR	FOR

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Alternative Strategies Fund

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date 7/2/2014

* Print the name and title of each signing officer under his or her signature.